Note 11 - Investments in Unconsolidated Entities (Details Textual)	12 Months Ended
	Dec. 31, 2024 USD ($) QuarterlyInvestment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of unconsolidated structured entities [line items]
Share of net loss of equity-accounted investees	$ (2,000)	$ 0	$ (6,000)
Weighted average cost of capital, measurement input [member]
Disclosure of unconsolidated structured entities [line items]
Significant unobservable input, assets	0.14
OPay Digital Services Limited [member]
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in entity classified as financial asset	9.40%
Probability-weighted present value	$ 3,000,000,000	$ 3,000,000,000
Shares valuation, net reduction of value, percent		6.00%
Change in fair value of preferred shares	$ 4,900,000
Discount rate applied to present value of cash flows	18.90%
OPay Digital Services Limited [member] | Weighted average cost of capital, measurement input [member]
Disclosure of unconsolidated structured entities [line items]
Significant unobservable input, assets	0.189	0.189
OPay Digital Services Limited [member] | Discount rate, measurement input [member]
Disclosure of unconsolidated structured entities [line items]
Significant unobservable input, assets	10	10
OPay Digital Services Limited [member] | Long term stable growth rate [member]
Disclosure of unconsolidated structured entities [line items]
Significant unobservable input, assets	0.07
Explanation of period over which revenue is expected to grow	In the discounted cash flow analysis, revenue was estimated to grow at an annualized rate of 37% over the 2024-2031 period, and thereafter reaching a long-term growth rate of 7%.
Annualized growth rate of revenue	37.00%
OPay Digital Services Limited [member] | Bottom of range [member]
Disclosure of unconsolidated structured entities [line items]
Estimated future equity values	$ 200,000,000
Estimated future equity values, number of years	1 year
Estimated Present Equity Values	$ 100,000,000
OPay Digital Services Limited [member] | Top of range [member]
Disclosure of unconsolidated structured entities [line items]
Estimated future equity values	$ 6,000,000,000
Estimated future equity values, number of years	3 years
Estimated Present Equity Values	$ 4,200,000,000
Verda Ventures [Member]
Disclosure of unconsolidated structured entities [line items]
Invested amount	$ 1,250,000
Number of equal quarterly investments committed | QuarterlyInvestment	7
Investment commitment	$ 10,000,000
Share of net loss of equity-accounted investees	$ 2,000
nHorizon [member]
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate	29.10%
Unrecognized income (loss) from associates	$ 31,000
Accumulated balance of unrecognized share of losses in associates	200,000
AB Fjord Bank [member]
Disclosure of unconsolidated structured entities [line items]
Proceeds from sales of financial assets	$ 800,000